Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			December 31, 2013	December 31, 2014
1.	Credit Facility		675,774	585,883
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	100,500	91,500
	2.	Mas Shipping Co.	47,000	38,875
	3.	Montes Shipping Co. and Kelsen Shipping Co.	90,000	78,000
	4.	Capetanissa Maritime Corporation	55,000	50,000
	5.	Rena Maritime Corporation	52,500	47,500
	6.	Costamare Inc.	90,100	73,414
	7.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	146,295	-
	8.	Costamare Inc.	129,243	120,330
	9.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	224,107	208,826
	10.	Raymond Shipping Co. and Terance Shipping Co.	148,707	137,793
	11.	Costamare Inc.	108,350	87,820
			1,191,802	934,058
		Total	1,867,576	1,519,941
		Less-current portion	(206,717)	(192,951)
		Long-term portion	1,660,859	1,326,990

Schedule of Maturities of Long-Term Debt [Table Text Block]
Year ending December 31,	Amount
2015	192,951
2016	185,259
2017	227,259
2018	557,946
2019	60,396
2020 and thereafter	296,130
1,519,941